Subsequent Events (Details) - Class A Ordinary Shares [Mmeber] - Securities Purchase Agreement [Member] - Subsequent Event [Member] $ / shares in Units, $ in Millions	May 14, 2026 USD ($) $ / shares shares
Subsequent Events [Line Items]
Number of shares issued | shares	2,307,700
Offering price per share | $ / shares	$ 6.5
Gross proceeds | $	$ 15